Retirement Plans and Postretirement Costs (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 90,434	$ 79,517
Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	59,392	76,357
Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	25,955
Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,087	3,160
Equity investments | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,681	10,707
Equity investments | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	9,048	8,404
Equity investments | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	18,039	17,872
Equity investments | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,600	13,650
Equity investments | Level 1 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,681	10,707
Equity investments | Level 1 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	9,048	8,404
Equity investments | Level 1 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	18,039	17,872
Equity investments | Level 1 | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,600	13,650
Equity investments | Level 2 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 2 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 2 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 2 | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Fixed Income Bond Funds/Bonds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	22,407	22,313
Fixed Income Bond Funds/Bonds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	1,024	22,313
Fixed Income Bond Funds/Bonds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	21,383
Fixed Income Bond Funds/Bonds | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Hedge Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,087	3,160
Hedge Funds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Hedge Funds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Hedge Funds | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,087	3,160
Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,572	3,411
Cash and Cash Equivalents | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		3,411
Cash and Cash Equivalents | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,572
Cash and Cash Equivalents | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets